Financial and capital risks management (Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements) (Detail) - Recurring fair value measurement [member] - Level 3 [member] - Other equity instrument investments [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial and capital risks management [line items]
Beginning of the year	¥ 658,284	¥ 770,828
Addition	111,313	61,713
Disposal	(382)
Fair value changes	(47,010)	(174,257)
End of the year	722,205	658,284
Changes in fair value recognised in other comprehensive income for the year	¥ (35,258)	¥ (130,692)